Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000027865
Average Annual Return [Line Items]
Average Annual Return, Percent	7.48%	(0.21%)	3.13%
Without Sales Load [Member] | C000125779
Average Annual Return [Line Items]
Average Annual Return, Percent	3.57%	4.56%	4.12%
Without Sales Load [Member] | C000027854
Average Annual Return [Line Items]
Average Annual Return, Percent	6.84%	4.16%	5.55%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.96%	6.38%	5.78%
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.62%	4.51%	6.53%